AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 94.9%
Alabama – 3.3%
County of Jefferson AL Series 2017 5.00%, 09/15/2033	$1,000	$1,219,650
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	3,000	3,459,960
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2036	2,500	2,822,600
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,613,144
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	20,000	22,971,600
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	2,125	2,324,091
5.25%, 05/01/2044(a)	2,680	2,974,880
Water Works Board of the City of Birmingham (The) Series 2011 5.00%, 01/01/2031 (Pre-refunded/ETM)	10,000	10,159,900
Series 2015A 5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,539,333
5.00%, 01/01/2034 (Pre-refunded/ETM)	2,275	2,731,433

		54,816,591

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	1,490	1,875,925
Series 2015A 6.625%, 09/01/2035	325	377,575

		2,253,500

Arizona – 2.6%
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2033-12/01/2034	12,615	14,326,076
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	5,315	5,540,828
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	14,800	18,155,044
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	4,177,574

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.00%, 10/01/2037(a)	$1,200	$1,246,848

		43,446,370

California – 9.2%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035	10,550	12,267,012
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2031 (Pre-refunded/ETM)	5,560	6,249,662
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,464,760
California Housing Finance Series 20192 4.00%, 03/20/2033	584	644,390
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2035-05/15/2041	6,380	7,499,796
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	5,795	6,042,910
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2041(a)	3,090	3,276,574
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2048(a)	785	853,295
Series 2016A 5.00%, 12/01/2041(a)	1,400	1,527,050
5.25%, 12/01/2056(a)	1,000	1,075,760
Series 2018A 5.50%, 12/01/2058(a)	1,090	1,198,673
City of Los Angeles CA Wastewater System Revenue Series 2013A 5.00%, 06/01/2033	9,310	10,409,232
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	8,750	8,993,950
Hastings Campus Housing Finance Authority (University of California Hastings College of the Law) Series 2020A 5.00%, 07/01/2061(b)	3,100	3,131,868
Los Angeles Department of Water Series 2013A 5.00%, 07/01/2031	9,115	10,097,324

	Principal Amount (000)	U.S. $ Value
Series 2013B 5.00%, 07/01/2032	$1,900	$2,145,822
Los Angeles Department of Water & Power Power System Revenue Series 2013B 5.00%, 07/01/2029-07/01/2030	15,630	17,662,022
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,290,157
Morongo Band of Mission Indians (The) Series 2018A 5.00%, 10/01/2042(a)	4,500	4,924,980
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	630	692,074
Port of Los Angeles Series 2014A 5.00%, 08/01/2034	5,790	6,575,066
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2019A 5.00%, 05/01/2049	17,000	20,491,800
State of California Series 2013 5.00%, 11/01/2029	8,000	9,112,560
University of California Series 2013A 5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,667,960
5.00%, 05/15/2030	1,720	1,936,720

		152,231,417

Colorado – 0.9%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2031	820	1,023,877
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	3,950	4,756,353
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2049	1,000	1,223,550
Park Creek Metropolitan District Series 2015A 5.00%, 12/01/2034	1,300	1,524,731
Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 01/15/2041	2,400	2,404,656
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2) Series 2015A 5.50%, 12/01/2035	1,500	1,549,095

	Principal Amount (000)	U.S. $ Value
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2038	$1,000	$1,016,360
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/2039	1,945	1,951,574

		15,450,196

Connecticut – 1.1%
State of Connecticut Series 2015B 5.00%, 06/15/2032	2,350	2,754,365
Series 2015F 5.00%, 11/15/2030-11/15/2031	4,500	5,362,865
State of Connecticut Special Tax Revenue 5.00%, 05/01/2038-05/01/2040	2,400	3,037,788
Series 2012 5.00%, 01/01/2029	6,445	7,095,107

		18,250,125

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	610,957

District of Columbia – 0.8%
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/2035	2,300	2,717,473
Series 2020A 4.00%, 10/01/2036-10/01/2039	9,500	10,981,520

		13,698,993

Florida – 6.5%
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,813,245
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,668,855
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	963,100
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2038	1,000	556,050
County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	1,210	1,340,837
5.00%, 10/01/2038	1,340	1,647,021
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012B 5.00%, 10/01/2030-10/01/2031	9,450	10,248,137

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	$1,700	$1,921,595
Series 2015A 5.00%, 10/01/2038	4,300	4,905,913
Florida Development Finance Corp. 0.55%, 01/01/2049 (Pre-refunded/ETM)	43,000	42,996,560
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,290,746
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2031	1,200	1,459,260
Series 2019A 5.00%, 10/01/2049	5,000	6,013,550
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,518,040
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	120	93,968
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 05/01/2032	1,565	1,303,817
Miami-Dade County Expressway Authority Series 2014B 5.00%, 07/01/2031	3,750	4,307,812
North Broward Hospital District Series 2017B 5.00%, 01/01/2035	5,230	6,147,342
Orange County School Board (Orange County School Board COP) Series 2016C 5.00%, 08/01/2034	5,000	6,144,550
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020B 4.00%, 11/15/2041	250	274,883
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 01/01/2042	1,100	1,168,200
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,980,900
Tampa-Hillsborough County Expressway Authority Series 2017C 5.00%, 07/01/2048	2,795	3,362,106

		108,126,487

	Principal Amount (000)	U.S. $ Value

Georgia – 0.8%
Development Authority of Appling County (Oglethorpe Power Corp.) 1.50%, 01/01/2038	$2,300	$2,311,017
Development Authority of Burke County (The) (Oglethorpe Power Corp.) 1.50%, 01/01/2040	7,350	7,385,207
Forsyth County Water & Sewerage Authority (Forsyth County Water & Sewerage Authority Lease) 3.00%, 04/01/2035	1,000	1,127,840
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	2,470	2,977,819

		13,801,883

Guam – 0.6%
Guam Department of Education (Guam Department of Education COP) Series 2010A 6.875%, 12/01/2040	515	519,388
Territory of Guam 5.00%, 11/15/2031	320	336,269
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	3,195	3,622,671
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	1,135	1,164,272
Series 2015D 5.00%, 11/15/2032-11/15/2035	3,775	4,172,070

		9,814,670

Hawaii – 1.2%
State of Hawaii Series 2016F 4.00%, 10/01/2031-10/01/2034	16,815	19,411,812

Illinois – 6.8%
Chicago Board of Education Series 2017D 5.00%, 12/01/2031	1,800	2,030,382
Series 2017G 5.00%, 12/01/2034	2,350	2,619,263
Series 2017H 5.00%, 12/01/2046	1,640	1,779,744
Series 2019A 5.00%, 12/01/2029-12/01/2030	1,660	1,942,531
Series 2019B 5.00%, 12/01/2030-12/01/2033	885	1,024,325
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/2032	1,363	1,364,922
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	7,745	8,266,316

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.44%, 05/15/2055	$3,345	$2,174,087
Series 2016C 2.00%, 05/15/2055(c) (d)	590	5,903
Illinois State Toll Highway Authority Series 2017A 5.00%, 01/01/2042	15,000	18,090,450
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015D 5.00%, 01/01/2034-01/01/2035	4,250	4,840,404
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	9,240	10,383,912
Series 2012B 5.00%, 12/15/2028	11,500	12,050,275
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,863,500
Series 2017D 5.00%, 11/01/2026-11/01/2028	9,700	10,878,492
Series 2018A 5.00%, 10/01/2027	2,000	2,290,500
Series 2018B 5.00%, 10/01/2026	10,000	11,323,000
Series 2019B 4.00%, 11/01/2036-11/01/2037	14,460	14,868,389
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	591	602,643
5.00%, 03/01/2036	2,323	2,357,543
Series 2015B 6.00%, 03/01/2036	720	744,876

		112,501,457

Indiana – 1.8%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014A 5.00%, 10/01/2032-10/01/2034	12,320	14,315,782
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044	1,930	2,060,159
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,117,767
Series 2020A 3.00%, 11/01/2030	1,295	1,334,109
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	3,720	3,496,688
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board) Series 2011K 5.00%, 06/01/2027	6,840	7,039,386

		29,363,891

	Principal Amount (000)	U.S. $ Value

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	$2,505	$2,629,399
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020A 5.00%, 08/01/2040	4,000	5,302,480
Xenia Rural Water District Series 2016 5.00%, 12/01/2031-12/01/2041	5,375	6,231,511

		14,163,390

Kentucky – 1.0%
County of Trimble KY (Louisville Gas and Electric Co.) 1.00%, 09/01/2044(b)	1,500	1,493,985
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017A 5.00%, 12/01/2047	2,635	2,803,456
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) 5.25%, 06/01/2050	3,015	3,252,250
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	3,000	3,482,010
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030-10/01/2033	5,000	5,951,992

		16,983,693

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033-10/01/2044	7,290	8,690,990
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	24,990
Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2016 5.00%, 05/15/2034	1,730	2,000,485
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	1,030	1,222,795

	Principal Amount (000)	U.S. $ Value
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	$480	$480,960
2.10%, 06/01/2037	600	602,418
2.20%, 06/01/2037	365	365,989
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017C 5.00%, 05/01/2035-05/01/2036	9,120	11,202,610

		24,591,237

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2033	4,560	5,108,340

Maryland – 0.4%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017A 5.00%, 06/01/2035	1,035	1,164,727
Maryland Health & Higher Educational Facilities Authority (Peninsula Regional Health System Obligated Group/old) 4.00%, 07/01/2036-07/01/2037	665	761,465
5.00%, 07/01/2046	2,960	3,605,428
State of Maryland Series 2019A 2.00%, 08/01/2032	970	989,642

		6,521,262

Massachusetts – 1.5%
Massachusetts Development Finance Agency (Emerson College) 5.00%, 01/01/2048	1,180	1,331,477
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2040	6,000	9,093,720
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,725,411
Series 2017L 5.00%, 07/01/2044	5,000	5,680,950
University of Massachusetts Building Authority (University of Massachusetts) Series 20201 5.00%, 11/01/2050	5,000	6,277,800

		25,109,358

Michigan – 1.7%
City of Detroit MI 5.00%, 04/01/2036	835	875,740
Detroit City School District Series 2012A 5.00%, 05/01/2027-05/01/2030	7,965	8,534,390

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D4 5.00%, 07/01/2034	$11,225	$12,758,672
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 06/01/2034	2,000	2,238,620
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2033	2,485	2,669,958
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(e)	2,000	1,360,760

		28,438,140

Minnesota – 0.4%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.00%, 12/01/2040	3,000	3,041,520
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.12%, 08/01/2028(f)	1,850	1,796,812
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/2040 (Pre-refunded/ETM)	1,000	1,236,610
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/2030	1,000	1,180,640

		7,255,582

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 5.00%, 02/01/2042	2,695	2,918,766
Series 2019I 4.00%, 02/01/2042-02/01/2048	5,865	5,995,089
5.00%, 02/01/2048	400	445,636
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	365	410,544
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,642,039
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	485	455,056

	Principal Amount (000)	U.S. $ Value
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046(g)	$2,210	$774,605

		12,641,735

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 09/01/2028	2,620	3,300,807
Omaha Public Power District Series 2014A 5.00%, 02/01/2032	2,775	3,168,217

		6,469,024

Nevada – 1.3%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,252,873
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	3,000	406,530
Clark County School District AGM Series 2019B 3.00%, 06/15/2036-06/15/2037	11,030	11,813,125
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012B 5.00%, 07/01/2029	6,070	6,510,378

		20,982,906

New Hampshire – 0.2%
New Hampshire Business Finance Authority National Finance Authority Series 20201 4.125%, 01/20/2034	3,587	3,871,941

New Jersey – 6.1%
City of Ocean City NJ 2.25%, 09/15/2032	1,240	1,298,268
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2033-05/01/2034	7,935	9,641,337
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,297,942
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2016B 5.50%, 06/15/2030	5,840	6,951,702
Series 2017B 5.00%, 11/01/2020	5,000	5,033,100

	Principal Amount (000)	U.S. $ Value
Series 2017D 5.00%, 06/15/2034-06/15/2035	$3,560	$4,070,478
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,660,466
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,619,250
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	7,175	8,413,698
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2033-12/15/2035	2,640	3,095,338
New Jersey Turnpike Authority Series 2014A 5.00%, 01/01/2033	4,750	5,383,745
Series 2015E 5.00%, 01/01/2033	11,000	12,593,020
Series 2016A 5.00%, 01/01/2033	8,500	9,958,175
Series 2017A 5.00%, 01/01/2034	5,000	5,964,900
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 06/01/2046	10,840	12,272,289
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	4,340	4,532,913

		100,786,621

New York – 16.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	7,315	7,899,615
City of New York NY Series 2012G 5.00%, 04/01/2029	9,550	10,224,612
Series 2019B 4.00%, 10/01/2037-10/01/2040	9,480	11,011,207
Series 2020A 5.00%, 08/01/2030(b)	11,000	14,577,420
Series 2020B 5.00%, 11/01/2026(b)	10,500	13,061,475
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/2027	1,680	1,749,602
Series 2013B 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,646,600

	Principal Amount (000)	U.S. $ Value
Series 2013E 5.00%, 11/15/2032	$5,000	$5,256,750
Series 2016D 5.00%, 11/15/2031	5,000	5,464,200
Series 2017C 5.00%, 11/15/2033	5,500	6,111,380
Series 2018C 5.00%, 09/01/2020	15,910	15,910,000
New York City Municipal Water Finance Authority Series 2014D 5.00%, 06/15/2035	4,000	4,625,560
Series 2019C 4.00%, 06/15/2039	5,740	6,794,209
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2036	14,800	18,350,076
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2030	15,015	16,447,731
Series 2014B-1 5.00%, 08/01/2032	4,000	4,640,720
Series 2014D-1 5.00%, 02/01/2034	5,000	5,688,250
Series 2016B 5.00%, 08/01/2032	10,000	12,256,900
Series 2017 5.00%, 02/01/2036	2,500	3,022,800
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/2031	2,775	2,907,673
New York State Dormitory Authority Series 2012D 5.00%, 02/15/2029 (Pre-refunded/ETM)	705	752,672
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 02/15/2029	4,255	4,523,746
Series 2015E 5.00%, 03/15/2034	11,000	13,073,280
5.25%, 03/15/2033	2,000	2,410,060
Series 2020D 4.00%, 02/15/2036-02/15/2047	16,000	18,837,100
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016A 5.00%, 10/01/2046	11,030	17,759,844
Series 2018A 5.00%, 10/01/2048	5,000	8,193,300
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) 2.75%, 09/01/2050(b)	2,000	2,014,180

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 01/01/2034	$2,070	$2,425,378
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013A 5.00%, 03/15/2043	5,000	5,478,550
New York Transportation Development Corp. (American Airlines, Inc.) 5.375%, 08/01/2036	400	413,988
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	2,790	2,817,370
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030-09/01/2031	13,750	15,775,975
Triborough Bridge & Tunnel Authority Series 2020A 5.00%, 11/15/2054	2,000	2,514,960

		268,637,183

North Carolina – 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,879,450

Ohio – 4.3%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	24,440	26,842,207
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/2031	2,345	2,524,088
City of Akron OH Income Tax Revenue Series 2014 5.00%, 12/01/2033 (Pre-refunded/ETM)	4,250	4,605,640
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	4,490	5,185,232
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,996,240
County of Hamilton OH (UC Health Obligated Group) 5.00%, 09/15/2050	3,045	3,607,625
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/2031	3,855	4,423,651
Kent State University Series 2012A 5.00%, 05/01/2029 (Pre-refunded/ETM)	2,000	2,159,380

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	$1,985	$1,999,887
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	1,035	1,042,762
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A 5.00%, 12/01/2038	1,095	1,455,507
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,090	1,098,175
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	6,730	7,202,850

		71,143,244

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	785	782,951
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 06/01/2035	1,000	1,121,730

		1,904,681

Oregon – 0.9%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 4.00%, 08/15/2050	5,000	5,723,600
Port of Portland OR Airport Revenue 5.00%, 07/01/2049	5,000	5,951,050
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/2027 (Pre-refunded/ETM)	3,000	3,154,020

		14,828,670

Pennsylvania – 4.3%
Altoona Area School District BAM Series 2018 5.00%, 12/01/2048	1,000	1,174,530
Bensalem Township School District Series 2013 5.00%, 06/01/2030 (Pre-refunded/ETM)	5,000	5,769,350
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038-10/01/2043	7,350	7,511,317
City of Philadelphia PA Water & Wastewater Revenue Series 2019B 5.00%, 11/01/2049	1,000	1,244,120

	Principal Amount (000)	U.S. $ Value
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 4.00%, 07/01/2037-07/01/2038	$1,285	$1,480,042
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	1,875	1,967,756
4.00%, 11/01/2036	335	388,975
Geisinger Authority (Geisinger Health System Obligated Group) 4.00%, 04/01/2039	7,900	9,195,442
5.00%, 04/01/2043	6,250	8,165,562
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2045	440	519,900
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	5,553,826
Pennsylvania Turnpike Commission Series 2019A 5.00%, 12/01/2038	2,655	3,284,262
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/2038-12/01/2039	4,500	5,512,545
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	3,100	3,003,311
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 02/01/2031	6,925	6,939,542
State Public School Building Authority Series 2012 5.00%, 04/01/2030 (Pre-refunded/ETM)	2,500	2,685,125
5.00%, 04/01/2031 (Pre-refunded/ETM)	4,000	4,296,200
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2031	1,685	1,954,937

		70,646,742

Puerto Rico – 1.3%
Commonwealth of Puerto Rico AGC Series 2001A 5.50%, 07/01/2029	100	109,962
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,895	2,066,251
NATL Series 2007V 5.25%, 07/01/2035	100	102,150

	Principal Amount (000)	U.S. $ Value
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	$1,470	$1,581,338
AGC Series 2007C 5.50%, 07/01/2031	190	211,274
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	3,930	4,266,167
NATL Series 2005L 5.25%, 07/01/2035	215	219,287
NATL Series 2007N 5.25%, 07/01/2032	315	323,297
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,940	4,068,050
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	650	681,597
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	1,595	1,264,452
Series 2019A 4.329%, 07/01/2040	1,504	1,575,455
5.00%, 07/01/2058	4,920	5,240,784

		21,710,064

South Carolina – 1.5%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2046	2,855	3,541,028
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018A 5.00%, 05/01/2048	1,000	1,162,250
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2036	4,750	5,600,440
Series 2016B 5.00%, 12/01/2036-12/01/2056	12,775	14,996,776

		25,300,494

South Dakota – 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease) Series 2014A 5.00%, 06/01/2034	2,725	3,200,758

Tennessee – 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	2,785	2,663,128
5.125%, 12/01/2042(a)	1,325	1,232,621

	Principal Amount (000)	U.S. $ Value
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	$840	$946,654
5.00%, 08/01/2044-08/01/2049	2,430	2,906,647
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	5,038,885

		12,787,935

Texas – 9.0%
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016A 5.00%, 02/15/2033	1,410	1,678,549
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	10,835,550
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032-01/01/2034	4,250	4,934,611
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2034	10,000	11,314,900
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 03/01/2030	1,000	1,157,730
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,621,150
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	522,832
Series 2015B 5.00%, 07/15/2030	4,650	4,815,958
Series 2018 5.00%, 07/15/2028	1,300	1,380,522
City of Houston TX Combined Utility System Revenue Series 2020A 5.00%, 11/15/2032-11/15/2033	1,515	2,063,118
Dallas/Fort Worth International Airport Series 2012F 5.00%, 11/01/2028 (Pre-refunded/ETM)	13,680	13,785,473
Grand Parkway Transportation Corp. Series 2018A 5.00%, 10/01/2035-10/01/2036	17,860	22,383,382
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	1,785	2,056,623

	Principal Amount (000)	U.S. $ Value
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$4,500	$4,757,310
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	1,410	1,322,876
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	425	431,044
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,682,281
North Texas Tollway Authority Series 2011D 5.00%, 09/01/2030 (Pre-refunded/ETM)	7,500	7,859,250
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034-01/01/2035	15,585	18,095,633
Series 2015B 5.00%, 01/01/2034	1,700	1,976,420
Series 2016A 5.00%, 01/01/2036	1,000	1,181,120
AGC Zero Coupon, 01/01/2036	7,200	5,058,504
Tarrant County Cultural Education Facilities Finance Corp. Series 2010 8.125%, 11/15/2044 (Pre- refunded/ETM)	2,150	2,182,529
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(c) (d)	2,210	1,436,500
Series 2015I 5.50%, 11/15/2045(c) (d)	1,670	1,085,500
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2045	3,785	3,061,459
Series 2015B 5.00%, 11/15/2036	1,850	1,606,115
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	2,118	2,065,603
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	9,040	9,083,392

	Principal Amount (000)	U.S. $ Value
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014A 5.00%, 08/15/2032-08/15/2034	$3,330	$3,833,806
University of Texas System (The) Series 2020A 5.00%, 08/15/2050	1,000	1,623,990

		149,893,730

Utah – 0.0%
Timber Lakes Water Special Service District 8.125%, 06/15/2031	35	36,497

Virginia – 0.2%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2038-07/01/2045	1,205	1,397,774
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,415	1,435,263

		2,833,037

Washington – 2.0%
Clark County Public Utility District No. 1 Series 2010 5.00%, 01/01/2023	6,480	6,480,000
Grays Harbor County Public Hospital District No. 2 5.00%, 12/15/2048	5,650	6,104,373
State of Washington 5.00%, 06/01/2035-06/01/2041(b	3,830	4,967,709
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	7,415	8,928,698
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 4.00%, 09/01/2045-09/01/2050	1,290	1,462,017
5.00%, 09/01/2039-09/01/2050	2,080	2,618,765
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	1,650	1,538,988
Series 2019A 5.00%, 01/01/2055(a)	365	365,748

		32,466,298

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,300	2,512,221
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	940	918,211
5.00%, 11/01/2046-11/01/2054	465	481,571

	Principal Amount (000)	U.S. $ Value
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) 4.00%, 12/15/2035-12/15/2038	$1,295	$1,503,202
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2041	500	591,160
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM 5.00%, 07/01/2044-07/01/2058	3,475	4,017,505
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035-01/01/2037	1,500	1,871,980
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	3,395	3,750,389
Series 2016B 5.00%, 12/01/2025	1,795	2,074,518
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM 5.00%, 07/01/2053	3,565	4,121,425
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(a)	3,465	3,603,219
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,076,430

		26,521,831

Total Long-Term Municipal Bonds (cost $1,498,170,786)		1,574,492,192

Short-Term Municipal Notes – 3.3%
New York – 0.7%
County of Erie 3.00%, 06/24/2021	4,100	4,186,510
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021	7,640	7,855,066

		12,041,576

Texas – 2.6%
State of Texas
4.00%, 08/26/2021(b)	41,100	42,633,441

Total Short-Term Municipal Notes (cost $54,634,694)		54,675,017

Total Municipal Obligations (cost $1,552,805,480)		1,629,167,209

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Non-Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. 2.65%, 06/15/2036(a) (cost $5,737,756)	$5,600	$6,200,264

	Shares
SHORT-TERM INVESTMENTS – 4.9%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(h) (i) (j) (cost $73,274,850)	73,274,850	73,274,850

	Principal Amount (000)

U.S. Treasury Bills – 0.5%
U.S. Treasury Bill Zero Coupon, 12/17/2020(k) (cost $7,496,322)	$7,500	7,497,659

Total Short-Term Investments (cost $80,771,172)		80,772,509

Total Investments – 103.5%
(cost $1,639,314,408)(l)		1,716,139,982
Other assets less liabilities – (3.5)%		(57,529,635)

Net Assets – 100.0%		$1,658,610,347

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	$1,831,031	$—	$1,831,031
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	2,797,489	—	2,797,489
USD	11,115	01/15/2030	1.587%	CPI#	Maturity	340,492	—	340,492
USD	11,115	01/15/2030	1.572%	CPI#	Maturity	358,887	—	358,887
USD	6,965	01/15/2030	1.731%	CPI#	Maturity	101,920	—	101,920
USD	6,965	01/15/2030	1.714%	CPI#	Maturity	115,151	—	115,151

						$5,544,970	$—	$5,544,970

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	130,050	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$2,146,457	$—	$2,146,457
USD	20,080	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	(40,646)	—	(40,646)

						$2,105,811	$—	$2,105,811

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	43,106	09/20/2020	2.263%	CPI#	Maturity	$(832,332)	$—	$(832,332)
Barclays Bank PLC	USD	41,386	10/15/2020	2.208%	CPI#	Maturity	(679,713)	—	(679,713)
Barclays Bank PLC	USD	22,074	10/15/2020	2.210%	CPI#	Maturity	(363,666)	—	(363,666)
Citibank, NA	USD	30,100	10/17/2020	2.220%	CPI#	Maturity	(500,401)	—	(500,401)

							$(2,376,112)	$—	$(2,376,112)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.120%	SIFMA*	Quarterly	$(1,230,450)	$—	$(1,230,450)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	(1,241,580)	—	(1,241,580)

							$(2,472,030)	$—	$(2,472,030)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $63,561,311 or 3.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,360,760	0.08%

(f)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2020 and the aggregate market value of this security amounted to $1,796,812 or 0.11% of net assets.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of August 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046	12/18/2015	$2,222,105	$774,605	0.05%

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(l)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,819,679 and gross unrealized depreciation of investments was $(14,191,466), resulting in net unrealized appreciation of $79,628,213.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CFD – Community Facilities District

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,574,492,192	$—	$1,574,492,192
Short-Term Municipal Notes	—	54,675,017	—	54,675,017
Collateralized Mortgage Obligations	—	6,200,264	—	6,200,264
Short-Term Investments:
Investment Companies	73,274,850	—	—	73,274,850
U.S. Treasury Bills	—	7,497,659	—	7,497,659

Total Investments in Securities	73,274,850	1,642,865,132	—	1,716,139,982
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	5,544,970	—	5,544,970
Centrally Cleared Interest Rate Swaps	—	2,146,457	—	2,146,457
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(40,646)	—	(40,646)
Inflation (CPI) Swaps	—	(2,376,112)	—	(2,376,112)
Interest Rate Swaps	—	(2,472,030)	—	(2,472,030)

Total	$73,274,850	$1,645,667,771	$—	$1,718,942,621

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$38,632	$144,661	$110,018	$73,275	$10